Leases - Schedule of Future Minimum Payments Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments Operating Lease [Abstract]
Remainder of 2025	$ 1,171
2026	1,328	$ 2,510
Total lease payments	2,499	7,663
Less: imputed interest	(122)	(609)
Total operating lease liabilities, net of interest	$ 2,377	$ 7,054	$ 10,089